UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	7/31

Date of reporting period:	1/31/2025

Item 1. Reports to Stockholders.

(a)

Anfield Universal Fixed Income ETF

(AFIF) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - January 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Anfield Universal Fixed Income ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/anfield-universal-fixed-income-etf/?cb=2099. You can also request this information by contacting us at 1-866-866-4848.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$107	2.09%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

For the 6-month period ended 1/31/2025, AFIF gained 3.07% on a total return NAV basis, vs. the Bloomberg US Aggregate Bond Index’s total return of 0.18%. The primary drivers of outperformance were our over-weights to corporate credit, primarily expressed via high-yield fixed rate bonds, bank loans, and CLO holdings, as well as our overall lower duration profile vs. broad market bond indices. For the trailing period ended Jan 31, 2025, we generally had a duration exposure of 1.5-3.0 years, vs. the US Aggregate Bond index’s duration of ~6.0-6.5 years over the same period. The portfolio management team is opportunistically adding to positions they believe will outperform in the current interest rate environment, including shorter duration high yield bonds, bank loans, and BBB/BB CLO tranches.

In accordance with regulatory changes requiring the Fund to compare its performance over time to the performance of a benchmark that represents the overall applicable market, the Fund has added the Bloomberg US Aggregate Bond Index as its regulatory benchmark.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Anfield Universal Fixed Income ETF - NAV
United States SOFR Secured Overnight Financing Rate Compound Ind
Bloomberg U.S. Aggregate 1-3 year Index (USD)
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,683
$11,415
$11,386
$10,920
09/17/18
01/31/19
01/31/20
01/31/21
01/31/22
01/31/23
01/31/24
01/31/25

	Anfield Universal Fixed Income ETF - NAV	United States SOFR Secured Overnight Financing Rate Compound Ind	Bloomberg U.S. Aggregate 1-3 year Index (USD)	Bloomberg U.S. Aggregate Bond Index
09/17/18	$10,000	$10,000	$10,000	$10,000
01/31/19	$10,079	$10,084	$10,165	$10,264
01/31/20	$10,083	$10,299	$10,593	$11,254
01/31/21	$10,188	$10,325	$10,862	$11,785
01/31/22	$10,060	$10,329	$10,727	$11,435
01/31/23	$9,809	$10,539	$10,486	$10,479
01/31/24	$10,684	$11,096	$10,929	$10,699
01/31/25	$11,386	$11,683	$11,415	$10,920

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (September 17, 2018)
Anfield Universal Fixed Income ETF - NAV	3.07%	6.57%	2.46%	2.06%
United States SOFR Secured Overnight Financing Rate Compound Ind	2.49%	5.28%	2.55%	2.47%
Bloomberg U.S. Aggregate 1-3 year Index (USD)	2.20%	4.45%	1.51%	2.10%
Bloomberg U.S. Aggregate Bond Index	0.18%	2.07%	-0.60%	1.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$122,119,676
Number of Portfolio Holdings	300
Advisory Fee	$403,629
Portfolio Turnover	34%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	16.0%
Collateralized Mortgage Obligations	7.2%
Corporate Bonds	54.7%
Preferred Stock	6.7%
Term Loans	12.1%
U.S. Government & Agencies	3.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.4%
Cmo	0.0%
Communications	0.1%
Energy	1.6%
Technology	1.8%
Clo	2.4%
Real Estate	3.0%
Health Care	3.1%
U.S. Treasury Obligations	3.3%
Utilities	4.1%
CMO	7.0%
Industrials	7.3%
CLO	13.2%
Consumer Discretionary	22.4%
Financials	28.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	3.3%
Electricite de France S.A.	1.8%
OZLM XXIV Ltd., C2	1.8%
Bain Capital Specialty Finance, Inc.	1.7%
CARLYLE US CLO 2018-2 Ltd., C	1.7%
Apidos CLO XV, DRR	1.7%
Air Canada	1.7%
Mountain View CLO IX Ltd., CR	1.6%
Venture XV CLO Ltd., DR2	1.6%
Energy Transfer, L.P.	1.6%

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.

Anfield Universal Fixed Income ETF

Semi-Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://regentsparkfunds.com/our-funds/anfield-universal-fixed-income-etf/?cb=2099 ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013125-AFIF

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a)       The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements filed under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Anfield Universal Fixed Income ETF

AFIF

January 31, 2025

Semi-Annual Financial Statements

and

Additional Information

Advised by:
Regents Park Funds, LLC
19900 MacArthur Blvd., Suite 655
Irvine, CA 92612
RegentsParkFunds.com
1-866-866-4848

Distributed by Northern Lights Distributors, LLC
Member FINRA

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 15.6%
	CLO — 15.5%
2,000,000	Apidos CLO XV Series 2013-15A DRR(a),(b)	TSFR3M + 2.962%	7.2550	04/20/31	$2,003,744
1,000,000	Battalion Clo 17 Ltd. Series 17A CR(a),(b)	TSFR3M + 2.250%	6.5430	03/09/34	1,002,255
2,000,000	CARLYLE US CLO 2018-2 Ltd. Series 2018-2A C(a),(b)	TSFR3M + 3.162%	7.4640	10/15/31	2,010,610
1,500,000	Dryden 37 Senior Loan Fund Series 2015-37A ER(a),(b)	TSFR3M + 5.412%	9.7140	01/15/31	1,441,502
1,600,000	Dryden 55 CLO Ltd. Series 2018-55A D(a),(b)	TSFR3M + 3.112%	7.4140	04/15/31	1,603,376
2,000,000	Mountain View CLO IX Ltd. Series 2015-9A CR(a),(b)	TSFR3M + 3.382%	7.6840	07/15/31	1,998,784
1,000,000	Octagon Investment Partners 32 Ltd. Series 1A A2R3(a),(b)	TSFR3M + 1.600%	6.2110	10/31/37	1,002,870
1,000,000	Octagon Investment Partners 46 Ltd. Series 2A DR(a),(b)	TSFR3M + 3.562%	7.8640	07/15/36	1,003,041
2,150,000	OZLM XXIV Ltd. Series 2019-24A C2(a),(b)	TSFR3M + 4.522%	8.8150	07/20/32	2,143,133
1,750,000	Shackleton 2014-V-R CLO Ltd. Series 2014-5RA D(a),(b)	TSFR3M + 3.412%	7.9340	05/07/31	1,755,828
2,000,000	Venture XV CLO Ltd. Series 2013-15A DR2(a),(b)	TSFR3M + 4.182%	8.4840	07/15/32	1,990,419
1,000,000	Zais Matrix CDO I Series 2022-18A D1(a),(b)	TSFR3M + 4.670%	8.9700	01/25/35	1,003,388
					18,958,950
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
45,299	Alternative Loan Trust 2007-J1 Series 2007-J1 3A2(c)		4.0970	11/25/36	41,103
1,862,261	BCAP, LLC Trust 2007-AA2 Series 2007-AA2 21IO(b),(d)		0.4260	04/25/37	20,463
					61,566
	TOTAL ASSET BACKED SECURITIES (Cost $18,965,097)				19,020,516

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0%
70,932	Fannie Mae Interest Strip Series 291 2(d)		8.0000	11/25/27	3,968
65,899	Fannie Mae Interest Strip Series 343 6(d)		5.0000	10/25/33	7,184
80,487	Fannie Mae Interest Strip Series 346 2(d)		5.5000	12/25/33	13,409
49,712	Fannie Mae Interest Strip Series 355 12(b),(d)		6.0000	07/25/34	6,254
268,195	Fannie Mae Interest Strip Series 364 2(d)		4.5000	09/25/35	38,070
435,968	Fannie Mae Interest Strip Series 365 4(d)		5.0000	04/25/36	66,353
117,946	Fannie Mae Interest Strip Series 384 28(b),(d)		6.0000	05/25/36	20,077
68,965	Fannie Mae Interest Strip Series 370 2(d)		6.0000	06/25/36	13,752
616,204	Fannie Mae Interest Strip Series 378 4(d)		5.0000	07/25/36	109,543
457,885	Fannie Mae Interest Strip Series 371 2(d)		6.5000	07/25/36	91,780

See accompanying notes financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0% (Continued)
114,530	Fannie Mae Interest Strip Series 377 2(d)		5.0000	10/25/36	$19,908
1,346,679	Fannie Mae Interest Strip Series 395 7(d)		5.5000	11/25/36	254,632
71,575	Fannie Mae Interest Strip Series 383 20(d)		5.5000	07/25/37	11,538
360,391	Fannie Mae Interest Strip Series 385 3(d)		5.0000	01/25/38	57,621
401,635	Fannie Mae Interest Strip Series 407 40(d)		6.0000	01/25/38	80,692
718,045	Fannie Mae Interest Strip Series 398 C9(d)		6.0000	05/25/39	204,253
206,929	Fannie Mae Interest Strip Series 396 2(d)		4.5000	06/25/39	29,327
301,345	Fannie Mae Interest Strip Series 399 2(d)		5.5000	11/25/39	62,708
832,891	Fannie Mae Interest Strip Series 408 C4(d)		5.5000	11/25/40	151,681
319,111	Fannie Mae Interest Strip Series 409 C18(d)		4.0000	04/25/42	59,625
47,655	Fannie Mae REMICS Series 2001-32 SA(b),(d)	SOFR30A + 7.836%	3.4850	07/25/31	2,514
344,113	Fannie Mae REMICS Series 2003-7 SN(b),(d)	SOFR30A + 7.636%	3.2850	02/25/33	41,153
89,797	Fannie Mae REMICS Series 2003-43 IY(d)		6.0000	05/25/33	12,141
165,533	Fannie Mae REMICS Series 2004-62 TP(b),(d)	SOFR30A + 37.870%	5.5000	07/25/33	19,702
213,940	Fannie Mae REMICS Series 2004-70 XJ(b),(d)		5.0000	10/25/34	30,735
155,934	Fannie Mae REMICS Series 2004-91 DS(b),(d)	SOFR30A + 6.536%	2.1850	12/25/34	13,404
52,661	Fannie Mae REMICS Series 2005-87 SE(b),(d)	SOFR30A + 5.936%	1.5850	10/25/35	3,779
90,544	Fannie Mae REMICS Series 2005-89 S(b),(d)	SOFR30A + 6.586%	2.2350	10/25/35	6,925
135,073	Fannie Mae REMICS Series 2007-28 LS(b),(d)	SOFR30A + 6.511%	2.1600	01/25/36	12,896
17,491	Fannie Mae REMICS Series 2006-8 WN(b),(d)	SOFR30A + 6.586%	2.2350	03/25/36	1,478
37,308	Fannie Mae REMICS Series 2006-8 HL(b),(d)	SOFR30A + 6.586%	2.2350	03/25/36	3,411
1,131,681	Fannie Mae REMICS Series 2007-18 BF(b),(d)	SOFR30A + 0.494%	4.8450	04/25/36	125,274
1,156,692	Fannie Mae REMICS Series 2007-28 CF(b),(d)	SOFR30A + 0.504%	4.8550	07/25/36	151,471
101,904	Fannie Mae REMICS Series 2006-101 SA(b),(d)	SOFR30A + 6.466%	2.1150	10/25/36	10,239
97,541	Fannie Mae REMICS Series 2006-116 S(b),(d)	SOFR30A + 6.486%	2.1350	12/25/36	8,315
44,067	Fannie Mae REMICS Series 2006-125 SM(b),(d)	SOFR30A + 7.086%	2.7350	01/25/37	4,257
173,008	Fannie Mae REMICS Series 2007-36 SN(b),(d)	SOFR30A + 6.656%	2.3050	04/25/37	18,542
619,880	Fannie Mae REMICS Series 2007-55 S(b),(d)	SOFR30A + 6.646%	2.2950	06/25/37	25,414
74,035	Fannie Mae REMICS Series 2007-72 EK(b),(d)	SOFR30A + 6.286%	1.9350	07/25/37	6,909
79,188	Fannie Mae REMICS Series 2007-66 AS(b),(d)	SOFR30A + 6.486%	2.1350	07/25/37	6,444
535,486	Fannie Mae REMICS Series 2007-88 MI(b),(d)	SOFR30A + 6.406%	2.0550	09/25/37	39,813
79,259	Fannie Mae REMICS Series 2007-106 SN(b),(d)	SOFR30A + 6.296%	1.9450	11/25/37	7,655
161,258	Fannie Mae REMICS Series 2007-109 DI(b),(d)	SOFR30A + 6.286%	1.9350	12/25/37	16,594
239,667	Fannie Mae REMICS Series 2007-117 SM(b),(d)	SOFR30A + 6.186%	1.8350	01/25/38	19,731
4,275,175	Fannie Mae REMICS Series 2010-89 AI(b),(d)	SOFR30A + 6.336%	0.1500	02/25/38	14,183
8,471	Fannie Mae REMICS Series 2008-24 SP(b)	SOFR30A + 22.864%	6.9100	02/25/38	8,589
1,469,413	Fannie Mae REMICS Series 2008-58 SE(b),(d)	SOFR30A + 5.886%	1.5350	07/25/38	126,554

See accompanying notes financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0% (Continued)
251,988	Fannie Mae REMICS Series 2009-66 SH(b),(d)	SOFR30A + 5.936%	1.5850	09/25/39	$14,207
79,733	Fannie Mae REMICS Series 2009-112 ST(b),(d)	SOFR30A + 6.136%	1.7850	01/25/40	7,149
70,935	Fannie Mae REMICS Series 2010-126 UI(d)		5.5000	10/25/40	7,647
250,885	Fannie Mae REMICS Series 2010-130 HI(d)		6.0000	11/25/40	48,982
309,175	Fannie Mae REMICS Series 2010-139 SA(b),(d)	SOFR30A + 5.916%	1.5650	12/25/40	28,859
58,613	Fannie Mae REMICS Series 2011-11 PI(d)		4.0000	03/25/41	6,871
207,063	Fannie Mae REMICS Series 2017-87 KI(d)		5.0000	06/25/41	28,282
313,741	Fannie Mae REMICS Series 2011-96 SA(b),(d)	SOFR30A + 6.436%	2.0850	10/25/41	22,979
1,827,258	Fannie Mae REMICS Series 2012-30 CI(d)		5.0000	10/25/41	195,692
1,301,579	Fannie Mae REMICS Series 2011-122 DS(b),(d)	SOFR30A + 6.406%	2.0550	12/25/41	163,672
457,301	Fannie Mae REMICS Series 2012-68 NS(b),(d)	SOFR30A + 6.586%	2.2350	03/25/42	29,511
697,431	Fannie Mae REMICS Series 2012-89 SA(b),(d)	SOFR30A + 5.436%	1.0850	08/25/42	46,716
1,180,424	Fannie Mae REMICS Series 2012-103 TI(d)		5.0000	09/25/42	198,463
78,263	Fannie Mae REMICS Series 2014-68 IB(d)		4.5000	02/25/43	9,036
251,158	Fannie Mae REMICS Series 2013-103 JS(b),(d)	SOFR30A + 5.886%	1.5350	10/25/43	20,331
288,390	Fannie Mae REMICS Series 2014-38 QI(d)		5.5000	12/25/43	46,079
930,466	Fannie Mae REMICS Series 2014-87 MS(b),(d)	SOFR30A + 6.136%	1.7850	01/25/45	86,484
188,935	Fannie Mae REMICS Series 2015-33 OI(d)		5.0000	06/25/45	22,102
376,020	Fannie Mae REMICS Series 2016-39 LS(b),(d)	SOFR30A + 5.886%	1.5350	07/25/46	36,327
1,287,606	Fannie Mae REMICS Series 2017-97 SW(b),(d)	SOFR30A + 6.086%	1.7350	12/25/47	132,134
873,383	Fannie Mae REMICS Series 2017-108 SA(b),(d)	SOFR30A + 6.036%	1.6850	01/25/48	91,110
2,546,113	Fannie Mae REMICS Series 2018-54 SA(b),(d)	SOFR30A + 6.136%	1.7850	08/25/48	208,414
402,211	Fannie Mae REMICS Series 2018-58 IO(d)		5.5000	08/25/48	62,051
104,188	Fannie Mae REMICS Series 2018-74 MI(d)		4.5000	10/25/48	20,436
371,201	Fannie Mae REMICS Series 2019-41 SB(b),(d)	SOFR30A + 5.936%	1.5850	08/25/49	37,647
999,657	Fannie Mae REMICS Series 2020-10 S(b),(d)	SOFR30A + 5.936%	1.5850	05/25/59	93,799
68,748	Freddie Mac REMICS Series 2367 SG(b),(d)	SOFR30A + 7.766%	3.3590	06/15/31	6,225
741,539	Freddie Mac REMICS Series 5112 IB(d)		6.5000	05/15/32	86,417
59,149	Freddie Mac REMICS Series 2444 TI(b),(d)		6.5000	05/15/32	7,081
170,459	Freddie Mac REMICS Series 2463 SB(b),(d)	SOFR30A + 7.886%	3.4790	06/15/32	14,343
21,822	Freddie Mac REMICS Series 2524 SX(b),(d)	SOFR30A + 7.786%	3.3790	11/15/32	2,107
37,723	Freddie Mac REMICS Series 2616 SC(b),(d)	SOFR30A + 7.886%	3.4790	12/15/32	2,995
458,529	Freddie Mac REMICS Series 2802 SI(b),(d)	SOFR30A + 5.886%	1.4790	05/15/34	29,542
220,660	Freddie Mac REMICS Series 2980 SL(b),(d)	SOFR30A + 6.586%	2.1790	11/15/34	18,944
229,364	Freddie Mac REMICS Series 2950 SN(b),(d)	SOFR30A + 5.936%	1.5290	03/15/35	9,872
652,918	Freddie Mac REMICS Series 3055 MS(b),(d)	SOFR30A + 6.486%	2.0790	10/15/35	61,477
44,150	Freddie Mac REMICS Series 3117 JS(b),(d)	SOFR30A + 6.586%	2.1790	02/15/36	3,998

See accompanying notes financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0% (Continued)
167,406	Freddie Mac REMICS Series 3149 SM(b),(d)	SOFR30A + 6.536%	2.1290	05/15/36	$13,971
80,521	Freddie Mac REMICS Series 3239 SI(b),(d)	SOFR30A + 6.536%	2.1290	11/15/36	7,947
183,121	Freddie Mac REMICS Series 3303 SG(b),(d)	SOFR30A + 5.986%	1.5790	04/15/37	14,580
174,435	Freddie Mac REMICS Series 3355 BI(b),(d)	SOFR30A + 5.936%	1.5290	08/15/37	13,605
172,729	Freddie Mac REMICS Series 3368 AI(b),(d)	SOFR30A + 5.916%	1.5090	09/15/37	14,445
102,944	Freddie Mac REMICS Series 4340 TI(d)		5.5000	07/15/39	4,500
126,895	Freddie Mac REMICS Series 3572 VS(b),(d)	SOFR30A + 6.616%	2.2090	09/15/39	13,318
137,143	Freddie Mac REMICS Series 4451 DI(d)		3.5000	10/15/39	4,547
1,799,404	Freddie Mac REMICS Series 3652 CS(b),(d)	SOFR30A + 6.436%	2.0290	03/15/40	202,812
132,410	Freddie Mac REMICS Series 3758 S(b),(d)	SOFR30A + 5.916%	1.5090	11/15/40	10,428
415,768	Freddie Mac REMICS Series 3935 SH(b),(d)	SOFR30A + 6.486%	2.0790	12/15/40	10,046
102,250	Freddie Mac REMICS Series 4139 PO(e)		–	08/15/42	64,536
124,443	Freddie Mac REMICS Series 4091 TS(b),(d)	SOFR30A + 6.436%	2.0290	08/15/42	15,181
348,371	Freddie Mac REMICS Series 4471 JI(d)		4.5000	09/15/43	60,268
1,013,813	Freddie Mac REMICS Series 4995 KI(d)		5.5000	12/25/43	164,095
157,574	Freddie Mac REMICS Series 4456 IA(d)		4.0000	03/15/45	26,861
6,985,638	Freddie Mac REMICS Series 4583 TI(b),(d)	SOFR30A + 5.986%	0.1000	05/15/46	19,158
207,509	Freddie Mac REMICS Series 4583 ST(b),(d)	SOFR30A + 5.886%	1.4790	05/15/46	20,079
350,221	Freddie Mac REMICS Series 4618 SA(b),(d)	SOFR30A + 5.886%	1.4790	09/15/46	34,521
668,475	Freddie Mac REMICS Series 5007 SK(b),(d)	SOFR30A + 5.986%	1.6350	08/25/50	76,869
503,118	Freddie Mac REMICS Series 5136 IJ(d)		2.5000	02/25/51	62,382
827,093	Freddie Mac REMICS Series 5086 HI(d)		4.5000	03/25/51	185,304
919,304	Freddie Mac REMICS Series 5174 NI(d)		3.5000	12/25/51	162,872
205,775	Freddie Mac REMICS Series 4291 MS(b),(d)	SOFR30A + 5.786%	1.3790	01/15/54	18,959
82,652	Freddie Mac Strips Series 221 IO(d)		7.0000	03/15/32	13,047
2,918,820	Freddie Mac Strips Series 324 C17(d)		3.5000	12/15/33	268,743
217,895	Freddie Mac Strips Series 238 8(d)		5.0000	04/15/36	36,630
246,268	Freddie Mac Strips Series 240 IO(d)		5.5000	07/15/36	46,303
42,808	Freddie Mac Strips Series 239 IO(d)		6.0000	08/15/36	8,144
357,108	Freddie Mac Strips Series 247 24(d)		5.0000	09/15/36	54,728
599,476	Freddie Mac Strips Series 244 IO(d)		5.5000	12/15/36	91,039
292,075	Freddie Mac Strips Series 303 105(b),(d)		4.0000	01/15/43	40,604
1,047,245	Freddie Mac Strips Series 324 C24(d)		5.0000	12/15/43	219,815
603,613	Freddie Mac Strips Series 365 121(b),(d)		4.0000	10/15/47	87,222
560,200	Freddie Mac Strips Series 365 C10(d)		3.5000	06/15/49	109,408
908,532	Freddie Mac Strips Series 367 116(b),(d)		3.5000	06/15/50	136,628
485,067	Government National Mortgage Association Series 2021-78 QI(d)		5.0000	05/20/34	46,273

See accompanying notes financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0% (Continued)
319,430	Government National Mortgage Association Series 2004-46 S(b),(d)	TSFR1M + 6.986%	2.6870	06/20/34	$17,168
23,557	Government National Mortgage Association Series 2004-106 HW(b)	TSFR1M + 26.928%	5.4020	12/16/34	24,165
106,725	Government National Mortgage Association Series 2007-40 SW(b),(d)	TSFR1M + 4.066%	0.0001	07/20/37	427
124,043	Government National Mortgage Association Series 2008-2 SM(b),(d)	TSFR1M + 6.386%	2.0800	01/16/38	8,231
71,295	Government National Mortgage Association Series 2008-6 SD(b),(d)	TSFR1M + 6.346%	2.0470	02/20/38	80
909,793	Government National Mortgage Association Series 2008-15 CI(b),(d)	TSFR1M + 6.376%	2.0770	02/20/38	28,830
110,665	Government National Mortgage Association Series 2008-27 SI(b),(d)	TSFR1M + 6.356%	2.0570	03/20/38	3,299
91,362	Government National Mortgage Association Series 2008-36 SB(b),(d)	TSFR1M + 6.156%	1.8570	04/20/38	94
138,331	Government National Mortgage Association Series 2008-51 SE(b),(d)	TSFR1M + 6.136%	1.8300	06/16/38	9,384
113,330	Government National Mortgage Association Series 2008-51 SC(b),(d)	TSFR1M + 6.136%	1.8370	06/20/38	7,034
54,772	Government National Mortgage Association Series 2008-95 DS(b),(d)	TSFR1M + 7.186%	2.8870	12/20/38	1,326
95,024	Government National Mortgage Association Series 2009-43 SA(b),(d)	TSFR1M + 5.836%	1.5370	06/20/39	3,729
15,398	Government National Mortgage Association Series 2010-19 SD(b),(d)	TSFR1M + 6.436%	2.1300	07/16/39	61
335,342	Government National Mortgage Association Series 2013-170 ID(b),(d)		3.1880	02/20/40	27,553
64,661	Government National Mortgage Association Series 2010-113 BS(b),(d)	TSFR1M + 5.886%	1.5870	09/20/40	6,660
992,443	Government National Mortgage Association Series 2010-133 SB(b),(d)	TSFR1M + 5.906%	1.6000	10/16/40	102,727
112,228	Government National Mortgage Association Series 2010-152 SA(b),(d)	TSFR1M + 5.936%	1.6300	11/16/40	10,372
252,455	Government National Mortgage Association Series 2012-77 DI(d)		4.0000	01/20/41	12,379
117,804	Government National Mortgage Association Series 2012-69 QI(d)		4.0000	03/16/41	12,900
288,315	Government National Mortgage Association Series 2011-148 SN(b),(d)	TSFR1M + 6.576%	2.2700	11/16/41	34,966
943,203	Government National Mortgage Association Series 2013-4 ID(d)		5.5000	05/16/42	175,705
796,801	Government National Mortgage Association Series 2012-126 IO(d)		3.5000	10/20/42	104,752
108,473	Government National Mortgage Association Series 2013-5 BI(d)		3.5000	01/20/43	17,603
174,213	Government National Mortgage Association Series 2013-53 OI(d)		3.5000	04/20/43	19,160
814,045	Government National Mortgage Association Series 2015-179 BI(d)		4.0000	08/20/43	54,573
79,693	Government National Mortgage Association Series 2013-181 SA(b),(d)	TSFR1M + 5.986%	1.6870	11/20/43	6,154
170,810	Government National Mortgage Association Series 2014-58 SA(b),(d)	TSFR1M + 5.986%	1.6870	04/20/44	17,820
304,162	Government National Mortgage Association Series 2014-91 SB(b),(d)	TSFR1M + 5.486%	1.1800	06/16/44	27,239
61,128	Government National Mortgage Association Series 2016-81 IM(d)		4.0000	10/20/44	3,722
1,277,885	Government National Mortgage Association Series 2014-146 EI(d)		5.0000	10/20/44	266,143
1,027,226	Government National Mortgage Association Series 2017-56 IE(d)		4.0000	11/20/44	86,321
487,053	Government National Mortgage Association Series 2019-22 SA(b),(d)	TSFR1M + 5.486%	1.1870	02/20/45	37,885
266,919	Government National Mortgage Association Series 2015-36 MI(d)		5.5000	03/20/45	38,883
420,576	Government National Mortgage Association Series 2015-64 SG(b),(d)	TSFR1M + 5.486%	1.1870	05/20/45	33,102

See accompanying notes financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0% (Continued)
69,181	Government National Mortgage Association Series 2016-27 IA(d)		4.0000	06/20/45	$9,106
219,324	Government National Mortgage Association Series 2017-99 DI(d)		4.0000	07/20/45	11,040
489,720	Government National Mortgage Association Series 2015-144 SA(b),(d)	TSFR1M + 6.086%	1.7870	10/20/45	54,272
285,740	Government National Mortgage Association Series 2016-84 IG(d)		4.5000	11/16/45	65,496
417,222	Government National Mortgage Association Series 2016-4 SM(b),(d)	TSFR1M + 5.536%	1.2370	01/20/46	27,889
176,114	Government National Mortgage Association Series 2016-9 SA(b),(d)	TSFR1M + 5.986%	1.6870	01/20/46	17,069
864,603	Government National Mortgage Association Series 2016-121 JS(b),(d)	TSFR1M + 5.986%	1.6870	09/20/46	97,546
175,423	Government National Mortgage Association Series 2016-145 UI(d)		3.5000	10/20/46	30,456
162,785	Government National Mortgage Association Series 2017-68 CI(d)		5.5000	05/16/47	30,781
283,409	Government National Mortgage Association Series 2018-8 IO(d)		4.0000	01/20/48	56,297
17,579,822	Government National Mortgage Association Series 2020-86 TK(b),(d)	TSFR1M + 6.086%	0.1500	08/20/48	89,548
164,765	Government National Mortgage Association Series 2018-120 JI(d)		5.5000	09/20/48	24,062
249,106	Government National Mortgage Association Series 2018-154 IT(d)		5.5000	10/20/48	46,295
436,766	Government National Mortgage Association Series 2019-6 SA(b),(d)	TSFR1M + 5.936%	1.6370	01/20/49	43,900
1,313,278	Government National Mortgage Association Series 2020-47 MI(d)		3.5000	04/20/50	254,188
616,118	Government National Mortgage Association Series 2020-167 NS(b),(d)	TSFR1M + 6.186%	1.8870	11/20/50	75,686
2,068,328	Government National Mortgage Association Series 2019-H16 CI(b),(d)		2.2320	10/20/69	88,303
					8,550,727
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,994,979)				8,550,727

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 53.3%
	ASSET MANAGEMENT — 6.6%
250,000	Ares Capital Corporation		3.2500	07/15/25	248,331
2,098,000	Bain Capital Specialty Finance, Inc.		2.9500	03/10/26	2,042,609
600,000	Blackstone Secured Lending Fund		3.6250	01/15/26	592,195
1,480,000	FS KKR Capital Corporation		4.1250	02/01/25	1,480,000
200,000	FS KKR Capital Corporation		3.4000	01/15/26	196,939
275,000	FS KKR Capital Corporation		2.6250	01/15/27	261,201
625,000	FS KKR Capital Corporation		3.2500	07/15/27	594,309
243,000	FS KKR Capital Corporation		3.1250	10/12/28	220,941
950,000	Icahn Enterprises, L.P. / Icahn Enterprises		6.2500	05/15/26	949,461
750,000	UBS Group A.G.(a),(b)	H15T1Y + 1.550%	4.4880	05/12/26	749,083
431,000	UBS Group A.G.(a),(b)	SOFRRATE + 2.044%	2.1930	06/05/26	427,040
250,000	UBS Group A.G.(a),(b)	SOFRRATE + 3.334%	6.3730	07/15/26	251,687

See accompanying notes financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 53.3% (Continued)
	ASSET MANAGEMENT — 6.6% (Continued)
					8,013,796
	AUTOMOTIVE — 10.5%
985,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	$983,450
1,000,000	Ford Motor Credit Company, LLC		5.1250	06/16/25	1,000,082
600,000	Ford Motor Credit Company, LLC		4.1340	08/04/25	597,307
1,083,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	1,069,053
500,000	Ford Motor Credit Company, LLC		4.5420	08/01/26	495,051
500,000	Ford Motor Credit Company, LLC		4.1250	08/17/27	484,534
500,000	Ford Motor Credit Company, LLC		4.8500	11/20/29	478,620
500,000	Ford Motor Credit Company, LLC		6.2000	06/20/34	491,787
310,000	Harley-Davidson Financial Services, Inc.(a)		3.3500	06/08/25	307,911
723,000	Nissan Motor Acceptance Company, LLC		2.0000	03/09/26	694,835
2,012,000	Nissan Motor Acceptance Company, LLC(a)		1.8500	09/16/26	1,891,745
837,000	Nissan Motor Acceptance Company, LLC(a)		5.3000	09/13/27	826,570
800,000	Nissan Motor Acceptance Company, LLC(a)		2.7500	03/09/28	727,433
1,300,000	Nissan Motor Acceptance Corporation(a)		2.0000	03/09/26	1,249,358
500,000	Volkswagen Group of America Finance, LLC(a)		5.4000	03/20/26	502,192
500,000	Volkswagen Group of America Finance, LLC(a)		5.6500	09/12/28	505,004
500,000	Volkswagen Group of America Finance, LLC(a)		4.7500	11/13/28	490,880
					12,795,812
	BANKING — 12.3%
550,000	ABN AMRO Bank N.V.(a)		4.7500	07/28/25	549,038
107,000	Bank of Montreal		5.2500	02/10/26	106,547
200,000	Barclays plc(b)	SOFRRATE + 2.714%	2.8520	05/07/26	198,888
250,000	Barclays plc(b)	H15T1Y + 2.300%	5.3040	08/09/26	250,546
500,000	Barclays plc		4.8360	05/09/28	493,998
1,002,000	BNP Paribas S.A.(a)		4.3750	09/28/25	998,243
250,000	BNP Paribas S.A.(a),(b)	SOFRRATE + 2.074%	2.2190	06/09/26	247,595
1,000,000	BNP Paribas S.A.(a),(b)	H15T5Y + 3.196%	4.6250	Perpetual	952,932
1,000,000	BPCE S.A.(a)		4.5000	03/15/25	999,121
1,617,000	Credit Agricole S.A.(a)		4.3750	03/17/25	1,615,632

See accompanying notes financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 53.3% (Continued)
	BANKING — 12.3% (Continued)
500,000	Credit Agricole S.A.(a),(b)	SOFRRATE + 1.676%	1.9070	06/16/26	$494,553
950,000	Deutsche Bank A.G.		4.5000	04/01/25	948,796
1,000,000	Deutsche Bank A.G.(b)	H15T5Y + 4.524%	6.0000	Perpetual	995,461
1,000,000	KeyBank NA		6.9500	02/01/28	1,045,778
1,015,000	KeyCorporation(b)	SOFRINDX + 1.250%	5.7120	05/23/25	1,015,541
200,000	Lloyds Banking Group plc		4.5820	12/10/25	199,471
100,000	Lloyds Banking Group plc(b)	H15T1Y + 1.600%	3.5110	03/18/26	99,816
1,000,000	M&T Bank Corporation(b)	H15T5Y + 2.679%	3.5000	Perpetual	944,955
500,000	Manufacturers & Traders Trust Company		4.6500	01/27/26	499,909
352,000	Royal Bank of Canada(b)	SOFRRATE + 7.450%	8.5000	02/28/39	365,401
800,000	Societe Generale S.A.(a)		4.2500	04/14/25	798,178
175,000	Societe Generale S.A.(a)		4.7500	11/24/25	174,441
525,000	Societe Generale S.A.(a)		4.2500	08/19/26	516,578
500,000	Societe Generale S.A.(a),(b)	H15T1Y + 1.300%	2.7970	01/19/28	476,626
					14,988,044
	BIOTECH & PHARMA — 2.4%
1,113,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	1,079,326
1,425,000	Teva Pharmaceutical Finance Netherlands III BV		4.7500	05/09/27	1,404,189
500,000	Teva Pharmaceutical Finance Netherlands III BV		6.7500	03/01/28	514,928
					2,998,443
	COMMERCIAL SUPPORT SERVICES — 0.8%
1,000,000	Aramark Services, Inc.(a)		5.0000	02/01/28	981,023

	ELECTRIC UTILITIES — 4.1%
1,000,000	American Electric Power Company, Inc.(b)	H15T5Y + 2.675%	3.8750	02/15/62	951,358
1,110,000	CenterPoint Energy, Inc.(b)	H15T5Y + 3.254%	7.0000	02/15/55	1,134,978
2,000,000	Electricite de France S.A.(a),(b)	H15T5Y + 5.411%	9.1250	Perpetual	2,275,544
715,000	FirstEnergy Corporation		2.0500	03/01/25	713,168
					5,075,048
	ENTERTAINMENT CONTENT — 0.1%
125,000	Warner Media, LLC		2.9500	07/15/26	120,715

	HEALTH CARE FACILITIES & SERVICES — 0.6%
813,000	Charles River Laboratories International, Inc.(a)		4.2500	05/01/28	778,801

See accompanying notes financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 53.3% (Continued)
	INSURANCE — 0.6%
250,000	Athene Global Funding(a)		2.9500	11/12/26	$241,654
506,000	Kemper Corporation		4.3500	02/15/25	505,862
					747,516
	LEISURE FACILITIES & SERVICES — 6.2%
577,000	Boyd Gaming Corporation		4.7500	12/01/27	569,185
587,000	Caesars Entertainment, Inc.(a)		4.6250	10/15/29	554,727
1,000,000	Carnival Corporation(a)		4.0000	08/01/28	957,375
265,000	International Game Technology plc(a)		4.1250	04/15/26	262,542
837,000	International Game Technology plc(a)		6.2500	01/15/27	849,208
500,000	International Game Technology plc(a)		5.2500	01/15/29	492,452
800,000	Las Vegas Sands Corporation		2.9000	06/25/25	793,453
1,134,000	Penn National Gaming, Inc.(a)		5.6250	01/15/27	1,124,360
500,000	Scientific Games International, Inc.(a)		7.0000	05/15/28	502,514
262,000	Scientific Games International, Inc.(a)		7.2500	11/15/29	270,579
1,300,000	Station Casinos, LLC(a)		4.5000	02/15/28	1,246,735
					7,623,130
	REAL ESTATE INVESTMENT TRUSTS — 3.0%
1,250,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.3750	04/15/26	1,252,826
166,000	MGM Growth Properties Operating Partnership, L.P.		5.7500	02/01/27	167,574
1,705,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.6250	06/15/25	1,702,325
500,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.2500	12/01/26	492,373
					3,615,098
	RETAIL - DISCRETIONARY — 1.3%
1,605,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,593,591

	SPECIALTY FINANCE — 3.9%
375,000	AerCap Global Aviation Trust(a),(b)	TSFR3M + 4.562%	6.5000	06/15/45	375,275
1,100,000	Air Lease Corporation(b)	H15T5Y + 4.076%	4.6500	Perpetual	1,076,263
500,000	Ally Financial, Inc.		5.7500	11/20/25	502,166
250,000	Ally Financial, Inc.		6.0000	07/15/29	246,789
650,000	Aviation Capital Group, LLC(a)		4.8750	10/01/25	649,644
250,000	Aviation Capital Group, LLC(a)		1.9500	01/30/26	243,078
257,000	Capital One Financial Corporation(b)	SOFRRATE + 1.290%	2.6360	03/03/26	256,502

See accompanying notes financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 53.3% (Continued)
	SPECIALTY FINANCE — 3.9% (Continued)
500,000	ILFC E-Capital Trust I(a),(b)	TSFR3M + 1.812%	6.5520	12/21/65	$412,234
750,000	Synchrony Financial		4.5000	07/23/25	748,557
250,000	Synchrony Financial		3.7000	08/04/26	244,973
					4,755,481
	TRANSPORTATION & LOGISTICS — 0.9%
1,073,000	Air Canada(a)		3.8750	08/15/26	1,047,110

	TOTAL CORPORATE BONDS (Cost $64,813,228)				65,133,608

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	PREFERRED STOCK — 6.6%
	ASSET MANAGEMENT — 1.2%
1,500,000	Charles Schwab Corporation (The)(b)	H15T5Y+ 3.168%	4.0000	Perpetual	1,465,927

	BANKING — 1.6%
1,000,000	First Citizens BancShares, Inc.(a),(b)	TSFR3M + 4.234%	8.5920	Perpetual	1,030,000
1,000,000	Wells Fargo & Company(b)	H15T5Y+ 3.453%	3.9000	Perpetual	982,342
					2,012,342
	INSTITUTIONAL FINANCIAL SERVICES — 2.2%
1,669,000	Bank of New York Mellon Corporation (The) Series H(b)	H15T5Y+ 3.352%	3.7000	Perpetual	1,633,431
1,000,000	Goldman Sachs Group, Inc. (The)(b)	H15T5Y+ 2.915%	3.6500	Perpetual	963,696
					2,597,127
	OIL & GAS PRODUCERS — 1.6%
1,976,000	Energy Transfer, L.P.(b)	H15T5Y+ 5.694%	6.5000	Perpetual	1,979,879

	TOTAL PREFERRED STOCK (Cost $7,980,204)				8,055,275

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 11.8%
	COMMERCIAL SUPPORT SERVICES — 2.0%
876,858	Aramark Services, Inc.(b)	TSFR1M + 2.000%	6.3120	04/06/28	882,448
1,500,000	Aramark Services, Inc.(b)	TSFR1M + 2.000%	6.3020	06/24/30	1,509,562
					2,392,010

See accompanying notes financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 11.8% (Continued)
	LEISURE FACILITIES & SERVICES — 2.9%
992,513	Restaurant Brands(b)	TSFR1M + 1.750%	6.0620	09/23/30	$990,652
992,500	Caesars Entertainment, Inc.(b)	TSFR1M + 2.250%	6.5620	02/06/31	996,946
993,145	Light & Wonder International, Inc.(b)	TSFR1M + 2.250%	6.5510	04/16/29	998,632
500,000	Penn Entertainment, Inc.(b)	TSFR1M + 2.500%	7.0990	05/03/29	503,783
					3,490,013
	RETAIL - DISCRETIONARY — 1.6%
1,952,233	Great Outdoors Group, LLC(b)	TSFR1M + 3.250%	7.5520	01/16/32	1,967,685

	SEMICONDUCTORS — 0.9%
1,113,952	MKS Instruments, Inc.(b)	TSFR1M + 2.000%	6.3150	08/17/29	1,125,092

	SOFTWARE — 0.9%
1,215,625	Sunshine Software Merger Sub, Inc.(b)	TSFR3M + 3.865%	8.1760	10/16/28	1,094,257

	TRANSPORTATION & LOGISTICS — 3.5%
650,000	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 5.012%	9.6290	04/20/28	666,624
1,985,000	Air Canada(b)	TSFR3M + 2.000%	7.2530	03/21/31	2,000,195
1,665,804	United Airlines, Inc.(b)	TSFR3M + 2.000%	6.2970	02/24/31	1,673,683
					4,340,502
	TOTAL TERM LOANS (Cost $14,506,331)				14,409,559

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 3.3%
	U.S. TREASURY BILLS — 3.3%
4,000,000	United States Treasury Bill(e)		4.0700	03/27/25	3,975,589

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,974,853)				3,975,589

	TOTAL INVESTMENTS - 97.6% (Cost $123,234,692)				$119,145,274
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4%				2,974,402
	NET ASSETS - 100.0%				$122,119,676

See accompanying notes financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

OPEN FUTURES CONTRACTS
Number of				Notional	Value and Unrealized
Contracts	Open Long Futures Contracts	Broker	Expiration	Amount(f)	Depreciation
15	CBOT 10 Year US Treasury Note	Interactive Brokers	03/20/2025	$1,632,656	$(24,844)
15	CBOT 5 Year US Treasury Note	Interactive Brokers	03/31/2025	1,595,859	(11,719)
15	CBOT US Treasure Bond Futures	Interactive Brokers	03/20/2025	1,708,594	(61,875)
	TOTAL FUTURES CONTRACTS				$(98,438)

A.G.	- Aktiengesellschaft

A/S	- Anonim Sirketi

CLO	- Collateralized Loan Obligation

CBOT	- Chicago Board of Trade

LLC	- Limited Liability Company

L.P.	- Limited Partnership

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

S/A	- Société Anonyme

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRINDX	United States SOFR Secured Overnight Financing Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Term SOFR Secured Overnight Financing Rate 1 month

TSFR3M	Term SOFR Secured Overnight Financing Rate 3 month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025 the total market value of 144A securities is $51,200,341 or 41.9% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2025.

(d)	Interest only securities.

(e)	Zero coupon bond.

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes financial statements.

Anfield Universal Fixed Income ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2025

ASSETS
Investment securities:
At cost	$123,234,692
At fair value	$119,145,274
Cash	2,233,483
Due from broker	3,982
Receivable for securities sold	920,072
Dividends and interest receivable	1,221,881
Deposits for futures contracts	312,458
TOTAL ASSETS	123,837,150

LIABILITIES
Payable for securities purchased	1,507,500
Net unrealized depreciation on futures contracts	98,438
Investment advisory fees payable	76,345
Payable to related parties	3,361
Accrued expenses and other liabilities	31,830
TOTAL LIABILITIES	1,717,474
NET ASSETS	$122,119,676

Composition of Net Assets:
Paid in capital	$131,460,275
Accumulated losses	(9,340,599)
NET ASSETS	$122,119,676

Net Asset Value Per Share:
Net Assets	$122,119,676
Shares of beneficial interest outstanding (a)	13,275,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.20

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2025

INVESTMENT INCOME
Interest	$3,510,281
TOTAL INVESTMENT INCOME	3,510,281

EXPENSES
Investment advisory fees	403,629
Administration fees	87,475
Custodian fees	12,937
Legal fees	10,731
Audit fees	10,558
Printing and postage expenses	9,804
Compliance officer fees	9,785
Trustees fees and expenses	7,016
Transfer agent fees	6,033
Insurance expense	1,840
Other expenses	3,754
TOTAL EXPENSES	563,562

NET INVESTMENT INCOME	2,946,719

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments	99,101
Net realized loss from futures contracts	(104,732)
Net change in unrealized appreciation on investments	396,101
Net change in unrealized depreciation on futures contracts	(98,438)
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	292,032

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,238,751

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2025	July 31, 2024
	(Unaudited)
FROM OPERATIONS
Net investment income	$2,946,719	$6,449,487
Net realized gain (loss) from investments	99,101	(1,003,176)
Net realized loss from futures contracts	(104,732)	—
Net change in unrealized appreciation on investments	396,101	4,227,367
Net change in unrealized depreciation on futures contracts	(98,438)	—
Net increase in net assets resulting from operations	3,238,751	9,673,678

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(2,650,083)	(6,656,392)
Net decrease in net assets from distribution to shareholders	(2,650,083)	(6,656,392)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	26,568,478	11,104,592
Payments for shares redeemed	(9,154,954)	(26,782,626)
Net increase (decrease) in net assets from shares of beneficial interest	17,413,524	(15,678,034)

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,002,192	(12,660,748)

NET ASSETS
Beginning of the period/year	104,117,484	116,778,232
End of the period/year	$122,119,676	$104,117,484

SHARE ACTIVITY
Shares sold	2,900,000	1,225,000
Shares redeemed	(1,000,000)	(2,975,000)
Net increase (decrease) in shares of beneficial interest outstanding	1,900,000	(1,750,000)

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period/Years

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	January 31, 2025		July 31, 2024	July 31, 2023	July 31, 2022	July 31, 2021	July 31, 2020
	(Unaudited)
Net asset value, beginning of period/year	$9.15		$8.90	$8.92	$9.69	$9.86	$9.84
Activity from investment operations:
Net investment income (a)	0.26		0.55	0.44	0.22	0.13	0.12
Net realized and unrealized gain (loss) on investments	0.02		0.27	(0.03)	(0.80)	(0.16)	0.01
Total from investment operations	0.28		0.82	0.41	(0.58)	(0.03)	0.13

Less distributions from:
Net investment income	(0.23)		(0.57)	(0.43)	(0.19)	(0.14)	(0.11)
Total distributions	(0.23)		(0.57)	(0.43)	(0.19)	(0.14)	(0.11)
Net asset value, end of period/year	$9.20		$9.15	$8.90	$8.92	$9.69	$9.86

Total return (b)(c)	3.07	% (i)	9.49%	4.83%	(5.73)%	(0.32)%	1.88%
Net assets, at end of period/year (000)s	$122,120		$104,117	$116,778	$121,134	$129,179	$121,756
Ratio of gross expenses to average net assets (d)(e)	1.05	% (j)	1.11%	1.06%	0.98%	1.00%	1.23%
Ratio of net expenses to average net assets (e)(f)	1.05	% (j)	1.11%	1.06%	0.98%	1.00%	1.21%
Ratio of net investment income to average net assets (g)	5.49	% (j)	6.09%	4.98%	2.37%	1.35%	1.21%
Portfolio Turnover Rate (h)	34	% (i)	49%	31%	53%	135%	227%

(a)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(i)	Not annualized.

(j)	Annualized.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2025

1.	ORGANIZATION

The Anfield Universal Fixed Income ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on September 17, 2018. The Fund’s investment objective is to seek current income. The Fund is an actively managed ETF that normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board’s (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short -term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Futures and future options are valued at the final settled price or, in the absence of a settled price,- at the last sale price on the day of valuation. The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short - term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Trustees of the Trust (the “Board”). The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust, including the fund. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the designee’s fair value determinations. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security- specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2025

Exchange-Traded Funds (“ETFs”) – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to -market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value according to the methods approved by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many exchange-traded funds such as closed-end funds and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2025

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2025, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$19,020,516	$—	$19,020,516
Collateralized Mortgage Obligations	—	8,550,726	—	8,550,726
Corporate Bonds	—	65,133,610	—	65,133,610
Preferred Stocks	—	8,055,274	—	8,055,274
Term Loans	—	14,409,559	—	14,409,559
U.S. Government & Agencies	—	3,975,589	—	3,975,589
Total	$—	$119,145,274	$—	$119,145,274

Liabilities*	Level 1	Level 2	Level 3	Total
Futures contracts**	$98,438	$—	$—	$98,438

The Fund did not hold any Level 1 or Level 3 securities during the period.

*	Refer to the Schedule of Investments for classifications.

**	Represents the net unrealized appreciation (depreciation) of futures contracts.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding as of January 31, 2025, as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of January 31, 2025:

	Asset Derivatives
Contract Type/Primary Risk
Exposure	Balance Sheet Location	Fair Value
Futures Contracts - Interest Risk	Net Unrealized depreciation on futures contracts	$(98,438)
		$(98,438)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations as of January 31, 2025:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Futures Contracts	Net realized loss from futures contracts/Net change in unrealized depreciation on futures contracts

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2025

The following is a summary of the Fund’s realized loss and unrealized depreciation on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended January 31, 2025:

Realized loss on derivatives recognized in the Statement of Operations
		Total for the
Derivative Investment Type	Interest Risk	Six Months Ended January 31, 2025
Futures Contracts	$(104,732)	$(104,732)

Net change in unrealized depreciation on derivatives recognized in the
Statement of Operations
		Total for the
Derivative Investment Type	Interest Risk	Six Months Ended January 31, 2025
Futures Contracts	$(98,438)	$(98,438)

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Due from broker, if any, balance is comprised of margin balance held at the broker.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filed for open tax years July 31, 2022, through July 31, 2024, or expected to be taken in the Fund’s July 31, 2025, tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2025

3.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions, short-term investments and U.S. government obligations) for the Fund amounted to $55,445,978 and $34,974,370, respectively. For the six months ended January 31, 2025, cost of purchases and proceeds from sales of in-kind transactions for the Fund amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating Sub-Adviser (as defined below) performance; and providing related administrative services and facilities. Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, the Fund pays to the Adviser an advisory fee (computed daily and paid monthly) at an annual rate of 0.75% of its average daily net assets. For the six months ended January 31, 2025, the Fund incurred advisory fees of $403,629.

Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) serves as Sub-Adviser to the Fund. Anfield Group owns a majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund at the annual rate of 0.65% of the Fund’s average daily net assets.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 30, 2025, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. This Agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limit as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. If the Adviser waives any fee or reimburses any expense pursuant to its Agreement, and the Fund’s operating expenses are subsequently less than 1.50% of average daily net assets, the Adviser will be entitled to recoupment from the Fund for such waived fees or reimbursed expenses provided that such recoupment does not cause the Fund’s expenses to exceed the expense limitation in effect at the time of the waiver or reimbursement by the Adviser. If the Fund’s operating expenses subsequently exceed 1.50% per annum of average daily net assets recoupments shall be suspended. No recoupment amount will be paid to the Adviser in any fiscal quarter unless the Board has determined in advance that such recoupment is in the best interest of the Fund and its shareholders.

During the six months ended January 31, 2025, the Adviser did not waive management fees or reimburse expenses.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors (“NLD” or “the Distributor”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2025

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are principally in exchange for a deposit of a specified cash payment, plus a transaction fee, but may also be permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

	Minimum Additional	Maximum Additional
Fee for In-Kind and	Variable Charge for	Variable Charge for
Cash Purchases	Cash Purchases*	Cash Purchases*
$150	20 bps	200 bps

*	As a percentage of the amount invested.

6.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to active trading risk, authorized participant concentration risk, bank loan risk, cash redemption risk, collateralized loan obligations risk, common stock risk, convertible securities risk, counterparty credit risk, credit risk, credit spread risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risks, energy sector risk, ETF structure risks, financial sector risk, fixed income securities risk, fluctuation of net asset value risk, foreign (non-U.S.) investment risk, futures contract risk, gap risk, hedging transactions risk, high yield risk, index risk, investment companies and exchange-traded funds risk, issuer -specific risk, leveraging risk, liquidity risk, management risk, market risk, market events risk, MLP risk, mortgage-backed and asset-backed securities risk, odd lot pricing risk, portfolio turnover risk, prepayment and extension risk, regulatory risk, sector risk, securities lending risk, swap risk, underlying fund risk, U.S. government securities risk, valuation risk, variable or floating

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2025

rate securities risk, volatility risk, and yield curve risk. The Fund may be subject to the risks listed and/or described below through its own direct investments and indirectly through its investments in other investment companies.

Investment Companies Risk – When the Fund invests in other investment companies, (including closed-end funds or ETFs), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. An exchange-traded closed-end fund’s or ETF’s shares could trade at a significant premium or discount to its NAV. The Fund may invest in inverse ETFs, which may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected.

Underlying Fund Risk – The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Bank Loan Risk – The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

Collateralized Loan Obligations Risk – The Fund is subject to certain risks as a result of its investments in Collateralized Loan Obligations (“CLOs”). The CLO’s performance is linked to the expertise of the CLO manager. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Fund will have no control. The Fund may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. CLO debt securities are limited recourse obligations of their issuers. If income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest during the reinvestment period or to replace assets that the manager has determined are no longer suitable for investment. Additionally, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets.

Convertible Securities Risk – The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Derivatives Risk – The derivative instruments in which the Fund may invest, including futures, options, credit default swaps, total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and certain derivatives may create a risk of loss greater than the amount invested by the Fund. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager. Derivative prices are highly volatile and may

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2025

fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; and national and international political and economic events, changes in interest rates, and inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. There may be times when the market price and the net asset value vary significantly. For example, in times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Fund’s shares and the Fund’s net asset value. When all or a portion of ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. Risks associated with rising interest rates are heightened given that after being at or near historic lows in recent years, interest rates have begun to rise. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Longer-term securities may be more sensitive to interest rate changes.

Fluctuation of Net Asset Value Risk – The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Fund’s Sub-Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified Index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2025

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre -existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Mortgage-Backed and Asset-Backed Securities Risk – The risk of investing in mortgage-backed and other asset-backed securities, includes prepayment risk, extension risk, interest rate risk, market risk and management risk. Mortgage-backed securities include caps and floors, inverse floaters, mortgage dollar rolls, private mortgage pass -through securities, resets and stripped mortgage securities. A systemic and persistent increase in the interest rate volatility may also negatively impact a number of the Fund’s mortgage-backed and asset-backed securities holdings. The Fund will invest less than 25% of its net assets in asset-backed securities or mortgage-backed securities that are below-investment grade.

Sector Risk – If the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, there is a risk that an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector. The banking sector can be adversely affected by legislation, regulation, competition and by declines in general economic conditions, increased borrower defaults and changes in interest rates.

Volatility Risk – The Fund may have investments that appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect industries, sectors or markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s NAV per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2025

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. For the six months ended January 31, 2025, aggregate cost for federal tax purposes is $123,191,553 for the Fund, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$1,876,750
Gross unrealized depreciation:	(5,923,029)
Net unrealized depreciation:	$(4,046,279)

The tax character of Fund distributions paid for the fiscal years ended July 31, 2024, and July 31, 2023, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2024	July 31, 2023
Ordinary Income	$6,656,392	$5,707,888
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$6,656,392	$5,707,888

As of July 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$137,191	$—	$(456,780)	$(5,167,402)	$—	$(4,442,276)	$(9,929,267)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to tax deferral of losses on wash sales and adjustments for perpetual bonds.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $456,780.

At July 31, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains along with capital loss carryforwards utilized as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$2,246,814	$2,920,588	$5,167,402	$—

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Anfield Universal Fixed Income ETF
ADDITONAL INFORMATION (Unaudited)
January 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The financial statements and other information contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses.

Investors are reminded to read the prospectus carefully before investing in the Fund.

(b)	Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By	/s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 3/26/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 3/26/2025

By	/s/ Laura Szalyga
Laura Szalyga
Principal Financial Officer/Treasurer
Date: 3/26/2025